ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (300,765)	$ (43,606)	¥ (244,827)	¥ (107,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	53,634	7,776	28,231	19,215
Loss from equity in earnings of subsidiaries	45	7	84	4
Share-based compensation	105,219	15,255	54,283
Foreign exchange loss (gain), net	(20,858)	(3,024)	13,275	25,696
Changes in operating assets and liabilities:
Prepayments and other current assets	(33,556)	(4,865)	(48,618)	(8,790)
Amounts due from related parties			24,788	(20,842)
Accrued expenses and other current liabilities	(41,074)	(5,955)	170,125	(143,526)
Net cash used in operating activities	(696,015)	(100,914)	(228,386)	(352,015)
Cash flows from investing activities:
Purchases of property and equipment	(231,210)	(33,523)	(220,096)	(66,000)
Net cash used in investing activities	1,119,646	162,332	(1,980,237)	179,027
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization			507,620
Proceeds from issuance of convertible loans			1,950,338
Cash consideration			453,978
Net cash provided by financing activities	15,176	2,200	2,403,726	323,437
Net increase (decrease) in cash and cash equivalents	438,807	63,618	195,103	150,449
Cash and cash equivalents, beginning of the year	449,352	65,150	256,688	112,737
Effect of foreign exchange rate changes on cash and cash equivalents	25,118	3,645	(2,439)	(6,498)
Cash and cash equivalents, end of the year	913,277	132,413	449,352	256,688
Supplemental disclosure of non-cash financing activities:
Accrued purchases of property and equipment	102,181	14,815	114,446	3,823
Accrued offering cost	480	70
Parent company | Reportable legal entities
Cash flows from operating activities:
Net loss	(300,765)	(43,606)	(244,827)	(107,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2
Loss from equity in earnings of subsidiaries	263,662	38,227	95,699	¥ 107,216
Share-based compensation	33,342	4,834	35,056
Foreign exchange loss (gain), net	(2)		2,324
Changes in operating assets and liabilities:
Prepayments and other current assets	(545)	(79)	(496)
Amounts due from related parties			(255)
Accrued expenses and other current liabilities	2,611	379	24,746
Net cash used in operating activities	(1,695)	(245)	(87,753)
Cash flows from investing activities:
Purchases of property and equipment	(10)	(2)
Investments in subsidiaries			(2,787,570)
Net cash used in investing activities	(10)	(2)	(2,787,570)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization			507,620
Proceeds from issuance of convertible loans			1,950,338
Cash consideration			453,978
Net cash provided by financing activities			2,911,936
Net increase (decrease) in cash and cash equivalents	(1,705)	(247)	36,613
Cash and cash equivalents, beginning of the year	36,160	5,243
Effect of foreign exchange rate changes on cash and cash equivalents	956	138	(453)
Cash and cash equivalents, end of the year	35,411	5,134	36,160
Supplemental disclosure of non-cash financing activities:
Accrued purchases of property and equipment			¥ 1,950,338
Accrued offering cost	¥ 480	$ 70